SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Concentration and Credit Risk (Details)			6 Months Ended		12 Months Ended
	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Concentration and Credit Risk [Abstract]
Concentration risk, maximum coverage limit	$ 102,000	$ 800,000
Revenue [Member] | Customer Concentration Risk [Member] | Customer A [Member] | Related Party [Member]
Concentration and Credit Risk [Abstract]
Concentration risk, percentage			36.60%	68.00%
Revenue [Member] | Customer Concentration Risk [Member] | Customer B [Member] | Related Party [Member]
Concentration and Credit Risk [Abstract]
Concentration risk, percentage			14.60%	0.00%
Operating Cost and Expenses [Member] | Supplier Concentration Risk [Member] | Supplier One [Member] | Related Party [Member]
Concentration and Credit Risk [Abstract]
Concentration risk, percentage			5.40%	13.30%
Operating Cost and Expenses [Member] | Supplier Concentration Risk [Member] | Supplier A [Member] | Related Party [Member]
Concentration and Credit Risk [Abstract]
Concentration risk, percentage			6.50%		5.40%
Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member] | Related Party [Member]
Concentration and Credit Risk [Abstract]
Concentration risk, percentage			5.80%		61.00%
Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member] | Related Party [Member]
Concentration and Credit Risk [Abstract]
Concentration risk, percentage			38.60%		0.00%